Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash	$ 14,172		$ 10,593
Cash equivalents	3,718	[1]	2,404	[1]
Cash and cash equivalents	$ 17,890		$ 12,997		$ 13,306	$ 11,483
Weighted average interest rate of cash on deposit	0.14%		0.74%

[1]	Comprised mainly of deposits in banks as at December 31, 2013 and 2014 carrying a weighted average interest rate of 0.74% and 0.14%, respectively.